SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12:-	SUBSEQUENT EVENS

On March 2, 2016 the Company's board of directors resolved to increase the company's option pool to 3,078,102 options and to grant 959,571 options to employees and directors with an exercise price of $4.55 per share.